Provisions	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Provisions
23.	PROVISIONS
This item includes the amounts estimated to face a liability of probable occurrence, which if occurring, would originate a loss for the Bank.
The changes in provisions during the fiscal years ended on December 31, 2024 and 2023 are as follow:

Composition	Amounts at beginning of fiscal year	Increases	Decreases		Monetary effect	12/31/2024
			Reversals	Charge off
For administrative, disciplinary and criminal penalties	1,089	16,240		16,240	(589)	500
Letters of credits, guarantees and other commitments (1)	4,739,962	7,157,810	75,883	299,790	(3,615,160)	7,906,939
Commercial claims in progress	6,142,223	1,452,837		882,860	(2,301,014)	4,411,186
Labor lawsuits	1,379,432	3,123,116		1,936,838	(1,171,002)	1,394,708
Pension funds - reimbursement	2,655,268	1,764,747		1,364,296	(1,481,690)	1,574,029
Other	4,273,396	3,148,594	257,508	1,692,207	(3,647,335)	1,824,940

Total provisions	19,191,370	16,663,344	333,391	6,192,231	(12,216,790)	17,112,302

Composition	Amounts at beginning of fiscal year	Increases	Decreases		Monetary effect	12/31/2023
			Reversals	Charge off
For administrative, disciplinary and criminal penalties	3,395				(2,306)	1,089
Letters of credits, guarantees and other commitments (1)	5,233,975	4,088,327		318,026	(4,264,314)	4,739,962
Commercial claims in progress	3,354,111	6,512,513		1,324,671	(2,399,730)	6,142,223
Labor lawsuits	1,806,314	3,656,839		2,232,659	(1,851,062)	1,379,432
Pension funds - reimbursement	3,516,049	5,088,269		2,323,111	(3,625,939)	2,655,268
Other	4,993,395	7,748,518	345,240	3,464,663	(4,658,614)	4,273,396

Total provisions	18,907,239	27,094,466	345,240	9,663,130	(16,801,965)	19,191,370

(1)	These amounts correspond to the ECL calculated for contingent transactions, which are mentioned in Note 4.
The expected terms to settle these obligations are as follows:

Composition	12/31/2024		12/31/2024	12/31/2023
	Within 12 months	Over 12 months
For administrative, disciplinary and criminal penalties		500	500	1,089
Letters of credits, guarantees and other commitments (1)	7,906,939		7,906,939	4,739,962
Commercial claims in progress (2)	1,563,403	2,847,783	4,411,186	6,142,223
Labor lawsuits	957,791	436,917	1,394,708	1,379,432
Pension funds - reimbursement	1,316,111	257,918	1,574,029	2,655,268
Other		1,824,940	1,824,940	4,273,396

Total	11,744,244	5,368,058	17,112,302	19,191,370

(1)	These amounts correspond to the ECL calculated for contingent transactions, which are mentioned in Note 4.
(2)	See also Note 50.2.
In the opinion of the Bank’s Management and its legal counsel, there are no other significant effects other than those disclosed in these consolidated Financial Statements, the amounts and settlement terms of which have been recognized based on the current value of such estimates, considering the probable settlement date thereof.